Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
NOTE 16:	Subsequent Events

a.
In December 2019, a new strain of coronavirus (“COVID-19”) was reported to have surfaced in Wuhan, Hubei Province, China. During February until November of 2020, COVID-19 has spread globally, including in Israel, Asia, Europe, and America. In response to the COVID-19 virus, countries have taken different measures in relation to prevention and containment including lock-down and quarantine. The COVID-19 virus continues to impact worldwide economic activity and pose the risk that we or our employees, contractors, suppliers, customers and other business partners may be prevented from conducting certain business activities for an indefinite period of time, including due to lockdown that had been mandated by governmental authorities or otherwise elected by companies as a preventive measure.

The company’s business, trading and operations were impacted materially by the COVID-19 global. COVID-19 related imposed government restrictions in California and other geographies limited our ability to interact with our clients to provide full services as well as adding new clients to our monitoring programs given court systems shutdown. The government imposed lockdowns and travel restrictions also hindered proper project deployment, productions, support, sales and R&D processes: (i) had prevented our sales teams to meet customers and demonstrate our products, (ii) had prevented our support teams to travel and visit  customers in order to provide the adequate support and upgrades to our products (iii) had prevented our customers to complete tenders, purchases, (iv) had prevented proper collection of our client debt due to travel limitation or liquidity problems with our customers, (v) had prevented our customers and partners to complete the integrations and deployments of the Company current contacts. (vi) As the Company relies, on manufacturers our products in China, Israel, and USA, such products had not produced and/or shipped to the Company or to its customers.

COVID-19 continuous spread and protective measures taken by the authorities may adversely affect our future results of operations, cash flows and financial condition.

b.
On July 9, 2020 the Company  secured a private equity placement raising a gross proceeds of approximately $3.2 million, the Company issued 2,370,000 of SuperCom’s unregistered ordinary shares at $1.35 per ordinary share. Each share was sold together with a warrant with an exercise price of $1.7 per share.